UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2008

USAA
EAGLE
LOGO (R)


                             USAA NEW YORK BOND Fund


                      1ST QUARTER Portfolio of Investments


                                 June 30, 2008

                                                                      (Form N-Q)

48504-0808                                    (C)2008, USAA. All rights reserved

                                                                               1
  P O R T F O L I O
--------------------------------------------------------------------------------
                            of INVESTMENTS


USAA NEW YORK BOND FUND
JUNE 30, 2008 (UNAUDITED)


CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Federal Housing Administration, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Bank of America, N.A. or Bank of New York.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from State of New York Mortgage Agency.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ETM            Escrowed to final maturity
IDA            Industrial Development Authority/Agency

2

  P O R T F O L I O
--------------------------------------------------------------------------------
                            of INVESTMENTS
                            (continued)

USAA NEW YORK BOND FUND
JUNE 30, 2008 (UNAUDITED)


MTA            Metropolitan Transportation Authority
PRE            Prerefunded to a date prior to maturity

                                                                              3
  P O R T F O L I O
--------------------------------------------------------------------------------
                      of INVESTMENTS (in thousands)


USAA NEW YORK BOND FUND
JUNE 30, 2008 (UNAUDITED)



PRINCIPAL                                                 COUPON             FINAL           MARKET
   AMOUNT      SECURITY                                     RATE          MATURITY            VALUE
---------------------------------------------------------------------------------------------------

               FIXED-RATE INSTRUMENTS (96.4%)

               NEW YORK (95.8%)
$  1,000       Albany IDA                                   6.00%         7/01/2019      $      997
     500       Albany IDA                                   5.00          7/01/2031             458
   1,000       Albany IDA                                   5.25         11/15/2032             946
   1,000       Albany IDA                                   5.25         11/15/2032             961
   1,725       Albany IDA                                   5.00          4/01/2037           1,472
     555       Albany Parking Auth.  (PRE)                  5.63          7/15/2020             600
     445       Albany Parking Auth.                         5.63          7/15/2020             459
   1,500       Buffalo Municipal Water Finance Auth.
                 (INS) (PRE)                                5.00          7/01/2028           1,515
     750       Cattaraugus County IDA                       5.10          5/01/2031             663
     965       Clarence IDA                                 6.00          1/20/2044           1,012
   2,000       Dormitory Auth.  (ETM)                       5.30          2/15/2019           2,195
     365       Dormitory Auth.  (PRE)                       5.00          7/01/2019             380
     635       Dormitory Auth.                              5.00          7/01/2019             646
   1,000       Dormitory Auth. (INS)                        5.25          7/01/2020           1,004
   3,000       Dormitory Auth. (INS)                        6.00          7/01/2020           3,106
     500       Dormitory Auth. (INS)                        5.00          7/01/2021             510
   1,140       Dormitory Auth. (INS)                        5.00          7/01/2021           1,167
   4,065       Dormitory Auth., 6.05%, 7/01/2010 (INS)
                 (PRE)                                      6.05 (a)      7/01/2023           3,868
      95       Dormitory Auth. (INS) (PRE)                  5.13          9/01/2023             100
   1,655       Dormitory Auth. (INS)                        5.13          9/01/2023           1,682
   1,000       Dormitory Auth. (INS) (PRE)                  5.75          5/15/2024           1,067
   1,500       Dormitory Auth. (NBGA)                       5.00          7/01/2024           1,547
   2,500       Dormitory Auth. (INS)                        5.50          7/01/2024           2,526
   3,500       Dormitory Auth. (INS)                        5.00          7/01/2025           3,560
   1,000       Dormitory Auth.                              5.00          7/01/2025           1,017
   1,930       Dormitory Auth. (INS)                        4.50          8/15/2025           1,863
   3,000       Dormitory Auth. (INS)                        4.80          8/15/2025           3,033
   1,000       Dormitory Auth. (INS)                        5.00          8/15/2025           1,025
   2,000       Dormitory Auth.                              5.00          7/01/2026           1,828
   1,250       Dormitory Auth. (LOC - Allied Irish Banks
                 plc)                                       5.25          7/01/2027           1,261
   2,000       Dormitory Auth.                              5.00          2/15/2030           2,026
     500       Dormitory Auth. (INS)                        5.00          7/01/2030             509
     400       Dormitory Auth. (INS)                        5.40          2/01/2031             407
   1,000       Dormitory Auth. (INS)                        5.00          8/01/2031           1,001
   1,000       Dormitory Auth.                              5.00          1/15/2032           1,002
   2,500       Dormitory Auth. (NBGA)                       5.00          6/01/2033           2,510
   2,000       Dormitory Auth. (INS)                        4.70          2/15/2035           1,862
   3,000       Dormitory Auth.                              5.00          7/01/2035           3,038
   1,000       Dormitory Auth.                              5.00          7/01/2036             872
   2,000       Dormitory Auth. (INS)                        5.00          8/15/2036           2,022
   2,000       Dormitory Auth. (INS)                        4.75          2/15/2037           1,921
   2,000       Dormitory Auth.                              5.00          5/01/2037           1,891
     250       Dormitory Auth.                              5.30          7/01/2037             250
   2,200       Dormitory Auth.  (PRE)                       6.00          5/15/2039           2,358
   1,090       Dutchess County IDA  (PRE)                   5.75          8/01/2030           1,169
   3,000       Dutchess County IDA                          4.50          8/01/2036           2,720
      20       Environmental Facilities Corp.               7.50          3/15/2011              20
   2,000       Environmental Facilities Corp.               5.00          6/15/2023           2,059
   1,000       Environmental Facilities Corp.               5.00          6/15/2025           1,030


4

  P O R T F O L I O
--------------------------------------------------------------------------------
                      of INVESTMENTS (in thousands)
                      (continued)

USAA NEW YORK BOND FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON             FINAL           MARKET
   AMOUNT      SECURITY                                     RATE          MATURITY            VALUE
---------------------------------------------------------------------------------------------------
$  1,000       Environmental Facilities Corp.               4.50%         6/15/2036      $      950
     600       Erie County (INS)                            4.88         10/01/2018             604
   1,000       Erie County (INS) (PRE)                      5.50          7/01/2029           1,066
     200       Grand Central District Management
                 Association, Inc.                          5.00          1/01/2022             206
   2,070       Housing Finance Agency (INS)                 6.13         11/01/2020           2,074
   1,250       Hudson Yards Infrastructure Corp. (INS)      4.50          2/15/2047           1,126
   3,000       Long Island Power Auth. (INS)                5.00          9/01/2034           3,000
   1,000       Long Island Power Auth.                      5.00          9/01/2035           1,001
   3,220       Monroe County IDA                            5.20         12/20/2039           3,230
   2,200       MTA (INS)                                    5.00          7/01/2025           2,230
   3,000       MTA (INS)                                    4.75         11/15/2028           2,950
     890       New York City  (PRE)                         6.00          5/15/2020             954
     110       New York City                                6.00          5/15/2020             116
   1,000       New York City                                5.25          6/01/2022           1,027
   2,315       New York City                                5.00          8/01/2026           2,363
   1,000       New York City Health and Hospital Corp.
                 (INS)                                      5.00          2/15/2021           1,019
   1,000       New York City Health and Hospital Corp.
                 (INS)                                      5.25          2/15/2022           1,021
   1,600       New York City Housing Development Corp.
                 (INS)                                      5.00          7/01/2025           1,616
   2,420       New York City IDA                            5.80          8/01/2016           2,498
   1,000       New York City IDA (INS)                      5.13          9/01/2021             953
   1,000       New York City IDA (INS)                      5.00         10/01/2023             895
   1,285       New York City IDA (INS)                      5.05          7/01/2024           1,132
   4,000       New York City IDA (INS)                      4.50          6/01/2035           3,487
   2,000       New York City IDA                            5.00          9/01/2035           1,670
   1,000       New York City IDA (INS)                      5.25         11/01/2037             899
  17,090       New York City Municipal Water Finance
                 Auth.                                      5.12 (b)      6/15/2020           9,829
   1,000       New York City Municipal Water Finance
                 Auth.                                      5.00          6/15/2035           1,011
   2,000       New York City Municipal Water Finance
                 Auth.                                      4.50          6/15/2037           1,877
   3,650       New York City Transit Auth. (INS) (PRE)      5.88          1/01/2030           3,869
      70       New York City Transitional Finance Auth.
                 (PRE)                                      5.38          2/15/2020              74
     800       New York City Transitional Finance Auth.
                 (PRE)                                      5.75          8/15/2024             842
     555       New York City Transitional Finance Auth.
                 (PRE)                                      5.50          5/01/2025             578
     440       New York City Transitional Finance Auth.
                 (PRE)                                      5.50          5/01/2025             458
     135       New York City Transitional Finance Auth.
                 (PRE)                                      5.00          5/01/2029             140
      55       New York City Transitional Finance Auth.     5.00          5/01/2029              56
   2,500       New York City Transitional Finance Auth.     5.00          2/01/2033           2,536
   2,000       New York City Transitional Finance Auth.     5.00          1/15/2034           2,025
   1,000       Niagara Falls City School District (INS)     5.00          6/15/2028           1,018
     675       Saratoga County IDA                          5.25         12/01/2032             643
   1,000       Seneca County IDA                            5.00         10/01/2027             949
   1,000       Seneca Nation Indians Capital
                 Improvements Auth.  (c)                    5.00         12/01/2023             875
   2,600       Suffolk County IDA                           5.00         11/01/2028           2,351
   1,000       Suffolk County IDA (INS)                     5.00          6/01/2036             788
   1,000       Thruway Auth. (INS)                          5.00          3/15/2024           1,028
   2,000       Tobacco Settlement Financing Corp.           5.50          6/01/2019           2,105
   1,500       Town of Hempstead IDA                        4.50          7/01/2036           1,363
     150       Triborough Bridge and Tunnel Auth.           5.00          1/01/2032             151
   3,450       Ulster County IDA (LOC - Manufacturers &
                 Traders Trust Co.)                         5.65         11/15/2024           3,511
   1,000       Upper Mohawk Valley Regional Water
                 Finance Auth. (INS)                        4.25          4/01/2036             890
   2,000       Urban Development Corp.  (PRE)               5.00          3/15/2028           2,144


                                                                               5

  P O R T F O L I O
--------------------------------------------------------------------------------
                      of INVESTMENTS (in thousands)
                      (continued)

USAA NEW YORK BOND FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON             FINAL           MARKET
   AMOUNT      SECURITY                                     RATE          MATURITY            VALUE
---------------------------------------------------------------------------------------------------
$ 1,300        Urban Development Corp. (INS) (PRE)          5.25%         1/01/2030    $      1,375
  1,000        Warren and Washington Counties IDA (INS)     5.00         12/01/2027           1,017
                                                                                         ----------
                                                                                            152,725
                                                                                         ----------
               U.S. VIRGIN ISLANDS (0.6%)
  1,000        Water and Power Auth.                        5.00          7/01/2031             951
                                                                                         ----------
               Total Fixed-Rate Instruments (cost: $154,540)                                153,676
                                                                                         ----------

               VARIABLE-RATE DEMAND NOTES (1.2%)

               NEW YORK (0.2%)
    315        Dormitory Auth. (LIQ)(INS)                   6.75          7/01/2034             315
                                                                                         ----------
               PUERTO RICO (1.0%)
  1,500        Highways and Transportation Auth.
                 (INS)(LIQ) (c)                             4.00          7/01/2038           1,500
                                                                                         ----------
               Total Variable-Rate Demand Notes (cost: $1,815)                                1,815
                                                                                         ----------


               TOTAL INVESTMENTS (COST: $156,355)                                       $   155,491
                                                                                         ==========

  N O T E S
--------------------------------------------------------------------------------
                       to Portfolio of INVESTMENTS


USAA NEW YORK BOND FUND
JUNE 30, 2008 (UNAUDITED)

GENERAL NOTES


USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA New York Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

  N O T E S
--------------------------------------------------------------------------------
                       to Portfolio of INVESTMENTS
                       (continued)


USAA NEW YORK BOND FUND
JUNE 30, 2008 (UNAUDITED)

B. FAIR VALUE MEASUREMENTS - Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs                                      Investments in Securities
-------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                      $-
Level 2 - Other Significant Observable Inputs                       155,491,000
Level 3 - Significant Unobservable Inputs                                     -
-------------------------------------------------------------------------------
Total                                                              $155,491,000
-------------------------------------------------------------------------------


C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do

8

  N O T E S
--------------------------------------------------------------------------------
                       to Portfolio of INVESTMENTS
                       (continued)

USAA NEW YORK BOND FUND
JUNE 30, 2008 (UNAUDITED)


not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of June 30, 2008.

D. As of June 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2008, were $3,396,000 and $4,260,000, respectively, resulting in net unrealized depreciation of $864,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $159,369,000 at June 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.


SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 22, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 26, 2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    AUGUST 25, 2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.